5. ADVANCES FROM SHAREHOLDERS/OFFICERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Advances From Shareholdersofficers Tables
Advances from shareholders

Advances from shareholders are comprised of the following:

	March 31, 2013	December 31, 2012
Cash advances	$–	$15,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	170,000
Total	$170,000	$185,000

	2012	2011
Cash advances	$15,000	$5,000
Fair value of common stock pledged as collateral by shareholder (see below)	170,000	–
Total	$185,000	$5,000